Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments to extend credit
Off-Balance Sheet Risks [Abstract]
Financial instruments whose risk is represented by contract amounts	$ 952,299	$ 881,697
Standby letters of credit
Off-Balance Sheet Risks [Abstract]
Financial instruments whose risk is represented by contract amounts	$ 13,026	$ 11,651